Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disaggregated Revenue [table text block]	The following table summarizes the Group’s revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers during the six months ended 30 June 2023 and 2022 (in thousands):
	30 June
	2023	2022
Product revenue (point in time revenue recognition)	22,715	3,932
License revenue (point in time revenue recognition)	7,635	424
Research and development and other service revenue (over time revenue recognition)	(10,095)	35,762
	20,255	40,118

Contract Assets and Liabilities [table text block]	A reconciliation of the beginning and ending balances of contract assets and contract liabilities related to Alvotech’s out-license contracts is shown in the table below (in thousands):
	Contract assets	Contract liabilities
1 January 2023	28,656	93,932
Contract asset additions	(83)	-
Amounts transferred to trade receivables	(1,232)	(7,545)
Amounts transferred to other current liabilities	-	(34,194)
Customer prepayments	-	60,543
Revenue recognized	-	2,377
Foreign currency adjustment	100	1,252
30 June 2023	27,441	116,365